Acquisitions - Additional information (Detail) - Rincon $ in Millions	Mar. 29, 2022 USD ($)
Disclosure Of Acquisitions And Disposals [Line Items]
Consideration transferred	$ 825
Goodwill	0
Exploration and evaluation assets
Disclosure Of Acquisitions And Disposals [Line Items]
Consideration transferred	$ 822